Segment, Product and Geographic Information (Details 5) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Significant Customer [Line Items]
Accounts receivable	$ 79,799	$ 106,474
INX and its Affiliates [Member]
Segment Reporting Significant Customer [Line Items]
Accounts receivable	39,311	58,530
Customer A And Its Affiliates [Member]
Segment Reporting Significant Customer [Line Items]
Accounts receivable	$ 40,488	$ 47,944